Equity Incentive Schemes and Stock Compensation Charges	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Schemes and Stock Compensation Charges	Equity Incentive Schemes and Stock Compensation Charges
Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the "2008 Employee Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any employee, or any Director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the "2008 Consultants Plan"), pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any consultant, adviser or non-executive Director retained by the Company or any Subsidiary for the purchase of ordinary shares.
On February 14, 2017 both the 2008 Employee Plan and the 2008 Consultants Plan (together the "2008 Option Plans") were amended and restated in order to increase the number of options that can be issued under the 2008 Consultants Plan from 0.4 million to 1.0 million and to extend the date for options to be granted under the 2008 Option Plans.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 1.0 million shares applies. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 0.4 million ordinary shares. There is no individual limit under the 2008 Consultants Plan. No options may be granted under the 2008 Option Plans after February 14, 2027.

Each option granted under the 2008 Option Plans will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.
On January 17, 2003 the Company adopted the Share Option Plan 2003 (the "2003 Share Option Plan") pursuant to which the Compensation and Organization Committee of the Board could grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares. An aggregate of 6.0 million ordinary shares were reserved under the 2003 Share Option Plan; and in no event could the number of ordinary shares issued pursuant to options awarded under this plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determined otherwise. Further, the maximum number of ordinary shares with respect to which options could be granted under the 2003 Share Option Plan during any calendar year to any employee was 0.4 million ordinary shares. The 2003 Share Option Plan expired on January 17, 2013. No new options may be granted under this plan.
Share option awards are granted with an exercise price equal to the market price of the Company's shares at date of grant. Prior to 2018, share options typically vest over a period of five years from date of grant and expire eight years from date of grant. Share options granted to non-executive directors from 2018 vest over 12 months and expire eight years from the date of grant.

Legacy PRA Equity Incentive Plans

The following represent the legacy PRA equity incentive plans, which still have equity outstanding but have been terminated as of July 1, 2021, as to grants of future awards.

Pursuant to the Merger Agreement, effective on July 1, 2021, each outstanding stock option and restricted stock unit under the PRA Plans was assumed by the Company and converted into a stock option or Restricted Share Unit exercisable for or payable in Ordinary Shares based on the ratio of the average trading price per Ordinary Share for the ten days prior to July 1, 2021, and the corresponding value of the Merger consideration for each PRA Share. Accordingly, the plans as detailed below were assumed by the Company.

PRA Health Sciences, Inc. 2020 Stock Incentive Plan was amended and restated and assumed by the Registrant effective as of July 1, 2021. The 2020 Stock Incentive Plan (“the 2020 Plan”), was approved by the PRA stockholders at their annual meeting on May 18, 2020. The 2020 Plan allowed for the issuance of stock options, stock appreciation rights, restricted shares and restricted stock units, other stock-based awards, and performance compensation awards as permitted by applicable laws. The 2020 Plan authorized the issuance of 2,500,000 shares of common stock plus all shares that remained available under the prior plan on May 18, 2020.

The PRA Health Sciences, Inc. 2018 Stock Incentive Plan was amended and restated and assumed by the Company effective as of July 1, 2021. The 2018 Stock Incentive Plan (the “2018 Plan”), was approved by the PRA stockholders at their annual meeting on May 31, 2018. The 2018 Plan allowed for the issuance of stock options, stock appreciation rights, restricted shares and restricted stock units, other stock-based awards, and performance compensation awards as permitted by applicable laws. The 2018 Plan authorized the issuance of 2,000,000 shares of common stock plus all shares that remained available under the 2014 Plan on May 31, 2018 (which included shares carried over from the 2013 Plan).

The PRA Health Sciences, Inc. 2014 Omnibus Incentive Plan was amended and restated and assumed by the Company effective as of July 1, 2021 (the “2014 Plan”). On November 23, 2014, the PRA Health Sciences, Inc. Board of
Directors approved the formation of the 2014 Plan for Key PRA Employees. The 2014 Plan allowed for the issuance of stock options, stock appreciation rights, restricted shares and restricted stock units, other stock-based awards, and performance compensation awards as permitted by applicable laws.

The 2013 Stock Incentive Plan for Key Employees of PRA Health Sciences and its Subsidiaries was amended and restated and assumed by the Registrant effective as of July 1, 2021 (the “2013 Plan”). On September 23, 2013, the PRA Health Sciences, Inc. Board of Directors approved the formation of the 2013 Plan for Key Employees of Pinnacle Holdco Parent, Inc. and its subsidiaries. The 2013 Plan allowed for the issuance of stock options and other stock-based awards as permitted by applicable laws. The number of shares available for grant under the 2013 Plan was 12.5% of the outstanding shares at closing on a fully diluted basis. The 2013 Plan authorized the issuance of 2,052,909 shares of common stock.

The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Options Granted Under Plans	Weighted Average Exercise Price
Outstanding at December 31, 2018	920,746	$74.32
Granted	97,112	$140.13
Exercised	(329,870)	$65.54
Canceled	(31,881)	$88.12
Outstanding at December 31, 2019	656,107	$87.80
Granted	107,737	$159.83
Exercised	(193,417)	$68.19
Canceled/expired	(16,681)	$92.21
Outstanding at December 31, 2020	553,746	$108.53
Assumed through business combinations *	2,177,130	$108.78
Granted	100,299	$177.76
Exercised	(1,065,529)	$111.29
Canceled/expired	(70,186)	$128.46
Outstanding at December 31, 2021	1,695,460	$104.79
Vested and exercisable at December 31, 2021	989,419	$91.70
*Represents stock options issued as replacement awards in connection with the Merger.

The weighted average remaining contractual life of options outstanding and options exercisable at December 31, 2021, was 5.39 years and 4.55 years respectively (2020: 4.86 years and 3.60 years respectively).

Outstanding and exercisable share options:

The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2021:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

14.80 - 97.30	638,118	3.45		605,624
103.81 - 124.00	320,310	6.49		130,920
125.74 - 147.26	540,296	6.56		235,808
159.33 - 231.08	196,736	6.68		17,067

14.80 - 231.08	1,695,460	5.39	$104.79	989,419	$91.70

Options outstanding include both vested and unvested options as at December 31, 2021. Options exercisable represent options which have vested at December 31, 2021. From the date of grant, substantially all options vest over a five to eight year period.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the years ended December 31, 2021, December 31, 2020 and December 31, 2019 was calculated using the Black-Scholes option pricing model. The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Weighted average fair value	$49.15	$42.43	$43.43

Assumptions:
Expected volatility	30%	30%	30%
Dividend yield	—%	—%	—%
Risk-free interest rate	0.78%	0.57%	2.55%
Expected life	5.0 years	5.0 years	5.0 years

The weighted average fair value of options assumed on the date of the Merger was calculated using the Black-Scholes option pricing model. The weighted average fair values on the date of the Merger and assumptions used were as follows:

July 1, 2021
Weighted average grant date fair value	$107.21
Assumptions:
Expected volatility	30%
Dividend yield	—%
Risk-free interest rate	0.56%
Expected life	3.5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

On April 23, 2013 the Company adopted the 2013 Employees Restricted Share Unit and Performance Share Unit Plan (the "2013 RSU Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. On May 11, 2015 the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the RSU Plan by 2.5 million shares. Accordingly, an aggregate of 4.1 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company.
On April 30 2019, the Company approved the 2019 Consultants and Directors Restricted Share Unit Plan (the “2019 Consultants RSU Plan”), which was effective as of May 16, 2019, pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any consultant, adviser or non-executive Director retained by the Company, or a Subsidiary to receive an award under the plan. 250,000 ordinary shares have been reserved for issuance under the 2019 Consultants RSU Plan. The awards are at par value and vest over a service period. Awards granted to non-executive directors during 2020 and 2021 vest over twelve months.
The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the year ended December 31, 2021:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	159,641	$137.64	341,424	$145.77

Assumed through business combination*	—	$—	589,517	$206.71
Granted	55,444	$177.77	171,316	$214.36
Shares vested **	(44,132)	$115.61	(446,404)	$186.99
Forfeited	(16,763)	$141.36	(83,068)	$188.49

Outstanding at December 31, 2021	154,190	$160.23	572,785	$191.20
* Represents restricted stock units issued as replacement awards in connection with the Merger.
** Includes 161,389 RSU's which vested on the date of the Merger.

The fair value of RSUs vested for the year ended December 31, 2021 totaled $83.5 million (2020: $14.3 million). The share price range for the year was $115.11 - $206.71 (2020: $83.47 - $156.21).

The fair value of PSUs vested for the year ended December 31, 2021 totaled $5.1 million (2020: $5.3 million). The share price range for the year was $115.11 - $125.74 (2020: $83.47 - $90.03).

The PSUs vest based on service and specified EPS targets over the period 2019 – 2021, 2020 – 2022 and 2021 – 2023. Depending on the actual amount of EPS from 2019 to 2023, up to an additional 71,890 PSUs may also be granted.

Non-cash stock compensation expense

Income from operations for the year ended December 31, 2021 is stated after charging $133.8 million in respect of non-cash stock compensation expense. Non-cash stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Direct costs	$18,551	$8,557	$14,777
Selling, general and administrative	41,457	17,714	12,042
Transaction and integration related *	73,836	—	—
Total compensation costs	$133,844	$26,271	$26,819
* Represents the post combination portion of the accelerated vesting of awards following the completion of the Merger

The income tax expense for the year ended December 31, 2021 reflects a net income tax benefit of $22.7 million in connection with stock compensation (including excess tax benefits) and the total tax benefit in connection with stock options exercised during 2021 was $23.9 million. The income tax expense for the year ended December 31, 2020 reflects a net income tax benefit of $6.9 million in connection with stock compensation (including excess tax benefits) and the total tax benefit in connection with stock options exercised during 2020 was $2.5 million. The income tax expense for the year ended December 31, 2019 reflects a net income tax benefit of $8.2 million in connection with stock compensation (including excess tax benefits) and the total tax benefit realized in connection with stock options exercised during 2019 was $1.9 million.